UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22911

Reality Shares ETF Trust

(Exact name of registrant as specified in charter)

402 West Broadway, Suite 2800

San Diego, CA 92101

(Address of principal executive offices) (Zip code)

Eric R. Ervin

c/o Reality Shares Advisors, LLC

402 West Broadway, Suite 2800

San Diego, CA 92101

(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 487-1445

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments
Reality Shares DIVS ETF
July 31, 2017 (Unaudited)

	Principal / Shares	Value
Treasury Bills — 60.7%(a)
U.S. Treasury Bill, 0.83% - 0.87%, 08/03/2017	$7,180,000	$7,179,626
U.S. Treasury Bill, 0.85%, 08/24/2017	5,016,000	5,012,900
U.S. Treasury Bill, 0.93%, 09/14/2017	5,033,000	5,027,066
U.S. Treasury Bill, 0.93%, 09/21/2017	2,658,000	2,654,319
U.S. Treasury Bill, 1.02%, 09/28/2017	1,657,000	1,654,374
U.S. Treasury Bill, 1.04% - 1.12%, 12/28/2017	1,585,000	1,578,046
U.S. Treasury Bill, 1.10% - 1.11%, 01/11/2018	9,225,000	9,179,318
(Cost $32,287,438)		32,285,649

Certificate of Deposits — 37.6%
Certificate of Deposit Account Registry Service, 0.67%, 08/10/2017	5,000,000	5,000,000
Certificate of Deposit Account Registry Service, 0.82%, 09/07/2017	5,013,231	5,013,232
Certificate of Deposit Account Registry Service, 0.95%, 09/21/2017	5,014,379	5,014,379
Certificate of Deposit Account Registry Service, 0.96%, 09/28/2017	5,014,231	5,014,231
(Cost $20,041,842)		20,041,842

Money Markets and Cash Equivalents — 1.8%
Blackrock Federal FD 30 Instl, 0.88%(b)	252,503	252,503
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 1.19%(b)	503	503
Insured Cash Sweep, 0.95%(c)	685,174	685,174
(Cost $938,180)		938,180

Total Investments — 100.1%
(Cost $53,267,460)		53,265,671

Liabilities in Excess of Other Assets — (0.1)%		(15,287)

Net Assets — 100.0%		$53,250,384

(a)	Rate shown reflects the effective yields.
(b)	Reflects the 7-day yield at July 31, 2017.
(c)	Reflects the 1-day yield at July 31, 2017.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Reality Shares DIVS ETF
July 31, 2017 (Unaudited) (continued)

Dividend swaps outstanding at July 31, 2017:

			Notional	Unrealized
		Expiration	Amount	Appreciation
Underlying Index	Counterparties	Date	Long (Short)*	(Depreciation)
S&P 500	Societe Generale	12/29/2017	$(629,200)	$7,150
S&P 500	BNP Paribas	12/31/2017	(9,156,118)	570,247
S&P 500	JP Morgan	12/31/2017	(284,445)	23,940
S&P 500	Morgan Stanley	12/31/2017	(499,688)	2,050
S&P 500	BNP Paribas	12/31/2018	(13,519,505)	1,380,295
S&P 500	JP Morgan	12/31/2018	(284,760)	44,604
S&P 500	BNP Paribas	12/31/2019	(7,628,650)	75,350
S&P 500	JP Morgan	12/31/2019	(4,196,300)	324,450
S&P 500	Morgan Stanley	12/31/2019	(1,902,250)	(29,750)
S&P 500	Societe Generale	12/31/2019	(1,270,800)	13,200
S&P 500	BNP Paribas	12/31/2020	(6,751,910)	(161,950)
S&P 500	JP Morgan	12/31/2020	(699,600)	(38,400)
S&P 500	Morgan Stanley	12/31/2020	(2,808,750)	(53,750)
S&P 500	Societe Generale	12/31/2020	(3,815,000)	42,000
S&P 500	BNP Paribas	12/31/2021	(2,985,250)	(146,250)
S&P 500	Societe Generale	12/31/2021	(501,813)	(4,988)
				$2,048,198

Cash received from the broker for swap positions in the amount of $2,090,000.

*	Represents gross notional exposure on the fixed leg of the swap contract.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of July 31, 2017.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Treasury Bills	$–	$32,285,649	$–	$32,285,649
Certificate of Deposits	–	20,041,842	–	20,041,842
Money Markets and Cash Equivalents	938,180	–	–	938,180
Other Financial Instruments**	–	2,483,286	–	2,483,286
Total Assets	$938,180	$54,810,777	$–	$55,748,957
Liabilities
Other Financial Instruments**	$–	$(435,088)	$–	$(435,088)
Total Liabilities	$–	$(435,088)	$–	$(435,088)

** Other financial instruments include dividend swaps. Dividend swaps are presented at gross unrealized appreciation (depreciation).

During the period ended July 31, 2017, there were no transfers between Level 1 and Level 2. It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

The Fund did not hold any level 3 securities for the period ended July 31, 2017.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Reality Shares DIVCON Leaders Dividend ETF

July 31, 2017 (Unaudited)

	Shares	Value
Common Stocks — 99.5%

Aerospace & Defense— 1.8%
Northrop Grumman Corp.	996	$262,078

Air Freight & Logistics— 4.0%
Expeditors International of Washington, Inc.	5,000	294,400
FedEx Corp.	1,336	277,928
		572,328
Airlines— 2.1%
Southwest Airlines Co.	5,378	298,533

Auto Components— 2.1%
Lear Corp.	2,059	305,123

Beverages— 3.9%
Brown-Forman Corp., Class B	5,740	283,556
Dr Pepper Snapple Group, Inc.	3,013	274,665
		558,221
Building Products— 2.0%
AO Smith Corp.	5,367	287,403

Capital Markets— 4.3%
S&P Global, Inc.	2,312	355,100
Thomson Reuters Corp.	5,789	265,657
		620,757
Chemicals— 1.9%
PPG Industries, Inc.	2,643	278,176

Commercial Services & Supplies— 2.2%
Cintas Corp.	2,308	311,234

Communications Equipment— 3.8%
Cisco Systems, Inc.	8,480	266,696
Motorola Solutions, Inc.	3,129	283,738
		550,434
Food & Staples Retailing— 1.9%
CVS Health Corp.	3,379	270,083

Food Products— 9.6%
Hormel Foods Corp.	7,873	269,020
Ingredion, Inc.	2,163	266,741
JM Smucker Co. (The)	2,072	252,577
McCormick & Co., Inc.	2,837	270,366
Tyson Foods, Inc., Class A	5,024	318,321
		1,377,025
Health Care Equipment & Supplies— 7.2%
Becton Dickinson and Co.	1,526	307,336
CR Bard, Inc.	1,229	394,018
Stryker Corp.	2,237	329,063
		1,030,417
Health Care Providers & Services— 4.2%
Quest Diagnostics, Inc.	2,862	309,983
UnitedHealth Group, Inc.	1,543	295,963
		605,946
Hotels Restaurants & Leisure— 1.7%
Starbucks Corp.	4,571	246,743

Household Products— 2.2%
Church & Dwight Co., Inc.	5,865	312,898

Industrial Conglomerates— 2.0%
3M Co.	1,438	289,282

Insurance— 2.1%
Unum Group	5,987	300,128

IT Services— 4.7%
Mastercard, Inc., Class A	2,606	333,047
Visa, Inc., Class A	3,454	343,880
		676,927
Machinery— 7.4%
Illinois Tool Works, Inc.	2,049	288,315
Ingersoll-Rand PLC	3,521	309,425
Snap-on, Inc.	1,545	238,239
Wabtec Corp.	3,069	231,280
		1,067,259
Media— 2.3%
Scripps Networks Interactive, Inc., Class A	3,763	328,924

Personal Products— 2.3%
Estee Lauder Cos., Inc. (The), Class A	3,306	327,261

Pharmaceuticals— 2.1%
Johnson & Johnson	2,232	296,231

Professional Services— 2.3%
Equifax, Inc.	2,243	326,222

Semiconductors & Semiconductor— 7.5%
KLA-Tencor Corp.	3,303	305,957
NVIDIA Corp.	2,851	463,316
Texas Instruments, Inc.	3,862	314,289
		1,083,562
Software— 2.2%
Intuit, Inc.	2,316	317,778

Specialty Retail— 5.6%
Foot Locker, Inc.	3,456	163,089
Ross Stores, Inc.	3,837	212,263
TJX Cos., Inc. (The)	3,427	240,952
Tractor Supply Co.	3,393	190,415
		806,719
Textiles, Apparel & Luxury Goods— 4.1%
NIKE, Inc., Class B	5,221	308,300
VF Corp.	4,529	281,659
		589,959
Total Common Stocks
(Cost $13,433,470)		14,297,651

Treasury Bills — 0.4%(a)
U.S. Treasury Bill, 0.95%, 08/03/2017	10,000	9,999
U.S. Treasury Bill, 0.97% - 1.02%, 09/28/2017	45,000	44,929
(Cost $54,929)		54,928

Money Markets and Cash Equivalents — 0.0%
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 1.19%(b)
(Cost $4,514)	4,514	4,514

Total Investments — 99.9%
(Cost $13,492,913)		14,357,093
Other Assets in Excess of Liabilities — 0.1%		2,893
Net Assets — 100.0%		$14,359,986

(a)	Rate shown reflects the effective yields.
(b)	Reflects the 7-day yield at July 31, 2017.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Reality Shares DIVCON Leaders Dividend ETF

July 31, 2017 (Unaudited) (continued)

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of July 31, 2017.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$14,297,651	$–	$–	$14,297,651
Treasury Bills	–	54,928	–	54,928
Money Markets and Cash Equivalents	4,514	–	–	4,514
Total Assets	$14,302,165	$54,928	$–	$14,357,093

* See the Schedule of Investments for breakout by security category.

During the period ended July 31, 2017, there were no transfers between Levels. It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

The Fund did not hold any level 3 securities for the period ended July 31, 2017.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Reality Shares DIVCON Dividend Defender ETF

July 31, 2017 (Unaudited)

	Shares	Value
Common Stocks(a) — 77.9%

Aerospace & Defense— 1.4%
Northrop Grumman Corp.	137	$36,049

Air Freight & Logistics— 3.1%
Expeditors International of Washington, Inc.	687	40,451
FedEx Corp.	184	38,277
		78,728
Airlines— 1.6%
Southwest Airlines Co.	739	41,022

Auto Components— 1.7%
Lear Corp.	283	41,938

Beverages— 3.0%
Brown-Forman Corp., Class B	789	38,977
Dr Pepper Snapple Group, Inc.	414	37,740
		76,717
Building Products— 1.6%
AO Smith Corp.	738	39,520

Capital Markets— 3.4%
S&P Global, Inc.	317	48,688
Thomson Reuters Corp.	796	36,528
		85,216
Chemicals— 1.5%
PPG Industries, Inc.	363	38,206

Commercial Services & Supplies— 1.7%
Cintas Corp.	317	42,747

Communications Equipment— 3.0%
Cisco Systems, Inc.	1,166	36,671
Motorola Solutions, Inc.	430	38,992
		75,663
Food & Staples Retailing— 1.5%
CVS Health Corp.	464	37,087

Food Products— 7.5%
Hormel Foods Corp.	1,082	36,972
Ingredion, Inc.	297	36,626
JM Smucker Co. (The)	284	34,620
McCormick & Co., Inc.	390	37,167
Tyson Foods, Inc., Class A	690	43,718
		189,103
Health Care Equipment & Supplies— 5.6%
Becton Dickinson and Co.	210	42,294
CR Bard, Inc.	169	54,181
Stryker Corp.	307	45,160
		141,635
Health Care Providers & Services— 3.3%
Quest Diagnostics, Inc.	393	42,566
UnitedHealth Group, Inc.	212	40,664
		83,230
Hotels Restaurants & Leisure— 1.4%
Starbucks Corp.	628	33,899

Household Products— 1.7%
Church & Dwight Co., Inc.	806	43,000

Industrial Conglomerates— 1.6%
3M Co.	198	39,832

Insurance— 1.6%
Unum Group	823	41,257

IT Services— 3.7%
Mastercard, Inc., Class A	358	45,752
Visa, Inc., Class A	474	47,192
		92,944
Machinery— 5.8%
Illinois Tool Works, Inc.	281	39,540
Ingersoll-Rand PLC	484	42,534
Snap-on, Inc.	212	32,690
Wabtec Corp.	422	31,802
		146,566
Media— 1.8%
Scripps Networks Interactive, Inc., Class A	517	45,191

Personal Products— 1.8%
Estee Lauder Cos., Inc. (The), Class A	454	44,941

Pharmaceuticals— 1.6%
Johnson & Johnson	307	40,745

Professional Services— 1.8%
Equifax, Inc.	308	44,796

Semiconductors & Semiconductor— 5.9%
KLA-Tencor Corp.	454	42,054
NVIDIA Corp.	391	63,541
Texas Instruments, Inc.	531	43,213
		148,808
Software— 1.7%
Intuit, Inc.	318	43,633

Specialty Retail— 4.4%
Foot Locker, Inc.	475	22,415
Ross Stores, Inc.	527	29,154
TJX Cos., Inc. (The)	471	33,116
Tractor Supply Co.	466	26,152
		110,837
Textiles, Apparel & Luxury Goods— 3.2%
NIKE, Inc., Class B	718	42,398
VF Corp.	622	38,682
		81,080
Total Common Stocks
(Cost $1,705,411)		1,964,390

Treasury Bill — 21.2%(b)
U.S. Treasury Bill, 1.00% - 1.01%, 09/28/2017
(Cost $534,150)	535,000	534,152

Money Markets and Cash Equivalents — 0.2%
Blackrock Federal FD 30 Instl, 0.88%(c)	2,070	2,070
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 1.19%(c)	1,783	1,783
(Cost $3,853)		3,853

Total Investments Before Securities Sold Short
(Cost $2,243,414)		2,502,395

Securities Sold Short
Common Stocks — (23.9)%
Aerospace & Defense— (2.4)%
Arconic, Inc.	(2,467)	(61,157)

Diversified Financial Services— (2.3)%
Leucadia National Corp.	(2,274)	(59,192)

Diversified Telecommunication— (2.0)%
CenturyLink, Inc.	(2,184)	(50,822)

Electric Utilities— (5.1)%
Exelon Corp.	(1,727)	(66,213)

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Reality Shares DIVCON Dividend Defender ETF

July 31, 2017 (Unaudited) (Continued)

	Shares	Value
Common Stocks (continued)

Electric Utilities (continued)
FirstEnergy Corp.	(1,944)	$(62,033)
		(128,246)
Insurance— (5.7)%
Loews Corp.	(970)	(47,220)
Progressive Corp. (The)	(2,033)	(95,815)
		(143,035)
Oil, Gas & Consumable Fuels— (6.4)%
EQT Corp.	(735)	(46,820)
Hess Corp.	(802)	(35,721)
Marathon Oil Corp.	(2,787)	(34,085)
Pioneer Natural Resources Co.	(269)	(43,874)
		(160,500)
Total Securities Sold Short
[Proceeds $(531,680)]		(602,952)

Total Investments — 75.4%
(Cost $1,711,734)		1,899,443
Other Assets in Excess of Liabilities — 24.6%		622,337
Net Assets — 100.0%		$2,521,780

(a)	Substantially all the securities, or a portion thereof, have been pledged as collateral for open short positions by the Fund. The aggregate market value of the collateral at July 31, 2017 was $2,550,440, which includes cash in the amount of $623,046.
(b)	Rate shown reflects the effective yields.
(c)	Reflects the 7-day yield at July 31, 2017.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of July 31, 2017.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$1,964,390	$–	$–	$1,964,390
Treasury Bill	–	534,152	–	534,152
Money Markets and Cash Equivalents	3,853	–	–	3,853
Total Assets	$1,968,243	$534,152	$–	$2,502,395
Liabilities
Common Stocks*	$(602,952)	$–	$–	$(602,952)
Total Liabilities	$(602,952)	$–	$–	$(602,952)

* See the Schedule of Investments for breakout by security category.

During the period ended July 31, 2017, there were no transfers between Levels. It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

The Fund did not hold any level 3 securities for the period ended July 31, 2017.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Reality Shares DIVCON Dividend Guard ETF

July 31, 2017 (Unaudited)

	Shares	Value
Common Stocks — 99.7%

Aerospace & Defense— 2.0%
Northrop Grumman Corp.	130	$34,207

Air Freight & Logistics— 4.2%
Expeditors International of Washington, Inc.	597	35,151
FedEx Corp.	168	34,949
		70,100
Airlines— 1.9%
Southwest Airlines Co.	588	32,640

Auto Components— 2.2%
Lear Corp.	252	37,344

Beverages— 3.9%
Brown-Forman Corp., Class B	706	34,877
Dr Pepper Snapple Group, Inc.	332	30,265
		65,142
Building Products— 2.1%
AO Smith Corp.	653	34,968

Capital Markets— 4.4%
S&P Global, Inc.	260	39,934
Thomson Reuters Corp.	734	33,683
		73,617
Chemicals— 1.9%
PPG Industries, Inc.	296	31,154

Commercial Services & Supplies— 2.2%
Cintas Corp.	275	37,084

Communications Equipment— 3.8%
Cisco Systems, Inc.	946	29,752
Motorola Solutions, Inc.	374	33,914
		63,666
Food & Staples Retailing— 2.0%
CVS Health Corp.	421	33,651

Food Products— 9.8%
Hormel Foods Corp.	975	33,316
Ingredion, Inc.	267	32,926
JM Smucker Co. (The)	255	31,085
McCormick & Co., Inc.	318	30,305
Tyson Foods, Inc., Class A	572	36,242
		163,874
Health Care Equipment & Supplies— 6.7%
Becton Dickinson and Co.	173	34,842
CR Bard, Inc.	130	41,678
Stryker Corp.	241	35,451
		111,971
Health Care Providers & Services— 4.2%
Quest Diagnostics, Inc.	322	34,876
UnitedHealth Group, Inc.	188	36,060
		70,936
Hotels Restaurants & Leisure— 1.8%
Starbucks Corp.	567	30,607

Household Products— 2.0%
Church & Dwight Co., Inc.	639	34,091

Industrial Conglomerates— 2.0%
3M Co.	164	32,992

Insurance— 2.1%
Unum Group	696	34,890

IT Services— 4.4%
Mastercard, Inc., Class A	295	37,701
Visa, Inc., Class A	370	36,837
		74,538
Machinery— 7.8%
Illinois Tool Works, Inc.	243	34,193
Ingersoll-Rand PLC	394	34,625
Snap-on, Inc.	197	30,377
Wabtec Corp.	411	30,973
		130,168
Media— 2.2%
Scripps Networks Interactive, Inc., Class A	422	36,887

Personal Products— 2.2%
Estee Lauder Cos., Inc. (The), Class A	371	36,725

Pharmaceuticals— 2.0%
Johnson & Johnson	253	33,578

Professional Services— 2.0%
Equifax, Inc.	237	34,469

Semiconductors & Semiconductor— 7.0%
KLA-Tencor Corp.	331	30,660
NVIDIA Corp.	323	52,491
Texas Instruments, Inc.	432	35,156
		118,307
Software— 2.3%
Intuit, Inc.	278	38,144

Specialty Retail— 6.3%
Foot Locker, Inc.	444	20,952
Ross Stores, Inc.	508	28,102
TJX Cos., Inc. (The)	431	30,304
Tractor Supply Co.	457	25,647
		105,005
Textiles, Apparel & Luxury Goods— 4.3%
NIKE, Inc., Class B	602	35,548
VF Corp.	576	35,822
		71,370
Total Common Stocks
(Cost $1,566,554)		1,672,125

Money Markets and Cash Equivalents — 0.3%
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 1.19%(a)
(Cost $4,793)	4,793	4,793

Total Investments — 100.0%
(Cost $1,571,347)		1,676,918
Liabilities in Excess of Other Assets — 0.0%(b)		(429)
Net Assets — 100.0%		$1,676,489

(a)	Reflects the 7-day yield at July 31, 2017.
(b)	Rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Reality Shares DIVCON Dividend Guard ETF

July 31, 2017 (Unaudited) (Continued)

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of July 31, 2017.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$1,672,125	$–	$–	$1,672,125
Money Markets and Cash Equivalents	4,793	–	–	4,793
Total Assets	$1,676,918	$–	$–	$1,676,918

* See the Schedule of Investments for breakout by security category.

During the period ended July 31, 2017, there were no transfers between Levels. It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

The Fund did not hold any level 3 securities for the period ended July 31, 2017.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

July 31, 2017 (Unaudited)

SECURITIES VALUATION

Fair Valuation Measurement: The Financial Accounting Standards Board established a framework for measuring fair value in accordance with GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of a fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices by securities dealers or third-party valuation sources as approved by the Board of Trustees, or quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at July 31, 2017 is disclosed at the end of each Fund’s Schedule of Investments.

FEDERAL INCOME TAX

Each Fund is treated as a separate entity for federal income tax purposes and intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized gains to shareholders. Dividends and/or distributions, if any, are paid to shareholders invested in each Fund on the applicable record date, at least annually. Net realized capital gains, if any, will be distributed by each Fund at least annually. The amount of dividends distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from GAAP.

Management evaluates each Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is ‘‘more likely than not’’ to be sustained assuming examination by taxing authorities. Management has analyzed each Fund’s tax positions taken on federal, state and local income tax returns for all open tax years (since inception), and has concluded that no provisions for federal, state and local income tax are required in any of the Funds’ financial statements. The Funds’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.

At July 31, 2017, the cost of investments on a tax basis was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Reality Shares DIVS ETF	$53,267,460	$45	$(1,834)	$(1,789)
Reality Shares DIVCON Leaders Dividend ETF	13,492,913	1,103,467	(239,287)	864,180
Reality Shares DIVCON Dividend Defender ETF	2,243,414	296,734	(37,753)	258,981
Reality Shares DIVCON Dividend Guard ETF	1,572,107	141,995	(37,184)	104,811

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sale loss deferrals.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Reality Shares ETF Trust

By (Signature and Title)*   /s/ Eric R. Ervin

Eric R. Ervin, President

(principal executive officer)

Date September 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Eric R. Ervin

Eric R. Ervin, President

(principal executive officer)

Date September 21, 2017

By (Signature and Title)*    /s/ Tom Trivella

Tom Trivella, Treasurer

(principal financial officer)

Date September 21, 2017

* Print the name and title of each signing officer under his or her signature.